Revenue	12 Months Ended
Dec. 31, 2023
Revenue [Abstract]
Revenue

Notes to the Group Financial Statements

1 Revenue

Product Sales

					2023					2022					2021
		Emerging		Rest of			Emerging		Rest of			Emerging		Rest of
	US	Markets	Europe	World	Total	US	Markets	Europe	World	Total	US	Markets	Europe	World	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
Oncology:
Tagrisso	2,276	1,621	1,120	782	5,799	2,007	1,567	1,023	847	5,444	1,780	1,336	986	913	5,015
Imfinzi	2,317	360	758	802	4,237	1,552	287	544	401	2,784	1,245	277	485	405	2,412
Lynparza	1,254	542	734	281	2,811	1,226	488	655	269	2,638	1,087	384	618	259	2,348
Calquence	1,815	98	493	108	2,514	1,657	45	286	69	2,057	1,089	20	111	18	1,238
Enhertu	–	169	60	32	261	–	51	21	7	79	–	12	4	1	17
Orpathys	–	44	–	–	44	–	33	–	–	33	–	16	–	–	16
Truqap	6	–	–	–	6	–	–	–	–	–	–	–	–	–	–
Zoladex	14	687	133	118	952	15	657	133	122	927	13	619	147	169	948
Faslodex	31	142	28	96	297	17	159	55	103	334	30	167	113	121	431
Others	6	165	6	47	224	10	250	9	66	335	11	391	17	96	515
	7,719	3,828	3,332	2,266	17,145	6,484	3,537	2,726	1,884	14,631	5,255	3,222	2,481	1,982	12,940
Cardiovascular, Renal & Metabolism:
Farxiga	1,451	2,211	1,881	420	5,963	1,071	1,665	1,297	348	4,381	732	1,195	810	263	3,000
Brilinta	744	285	271	24	1,324	744	286	282	46	1,358	735	328	346	63	1,472
Lokelma	214	50	58	90	412	170	20	30	69	289	115	3	13	44	175
roxadustat	–	271	–	–	271	–	197	–	–	197	–	174	–	–	174
Andexxa	75	–	62	45	182	77	–	41	32	150	50	–	18	–	68
Crestor	55	862	52	138	1,107	65	794	41	148	1,048	80	775	52	189	1,096
Seloken/Toprol-XL	1	621	11	7	640	–	839	14	9	862	1	928	11	11	951
Onglyza	49	131	32	15	227	76	121	38	22	257	88	179	61	32	360
Bydureon	133	3	27	–	163	242	3	35	–	280	321	3	55	6	385
Others	30	152	109	5	296	34	194	128	10	366	52	195	146	14	407
	2,752	4,586	2,503	744	10,585	2,479	4,119	1,906	684	9,188	2,174	3,780	1,512	622	8,088
Respiratory & Immunology:
Symbicort	726	753	549	334	2,362	973	608	582	375	2,538	1,065	609	670	384	2,728
Fasenra	992	64	355	142	1,553	906	43	305	142	1,396	790	20	286	162	1,258
Breztri	383	161	81	52	677	239	92	33	34	398	115	55	7	26	203
Saphnelo	260	2	8	10	280	111	–	2	3	116	8	–	–	–	8
Tezspire	–	1	48	37	86	–	–	2	2	4	–	–	–	–	–
Pulmicort	28	575	68	42	713	65	462	69	49	645	72	770	73	47	962
Bevespi	34	6	17	1	58	42	5	10	1	58	39	4	11	–	54
Daliresp/Daxas	42	3	8	1	54	176	3	9	1	189	207	4	15	1	227
Others	82	206	30	6	324	143	230	42	6	421	108	287	185	14	594
	2,547	1,771	1,164	625	6,107	2,655	1,443	1,054	613	5,765	2,404	1,749	1,247	634	6,034
Vaccines & Immune Therapies:
COVID-19 mAbs	–	6	12	114	132	1,067	413	298	407	2,185	–	19	66	–	85
Vaxzevria	–	10	2	–	12	79	729	365	625	1,798	64	2,240	1,035	578	3,917
Beyfortus	87	–	19	–	106	–	–	–	–	–	–	–	–	–	–
Synagis	(1)	195	175	177	546	1	173	213	191	578	23	35	203	149	410
FluMist	23	1	188	4	216	21	1	151	2	175	27	2	222	2	253
	109	212	396	295	1,012	1,168	1,316	1,027	1,225	4,736	114	2,296	1,526	729	4,665
Rare Disease:
Soliris	1,734	424	670	317	3,145	2,180	301	805	476	3,762	1,068	170	439	197	1,874
Ultomiris	1,750	71	668	476	2,965	1,136	38	481	310	1,965	381	9	169	129	688
Strensiq	937	40	89	86	1,152	769	35	78	76	958	297	10	36	35	378
Koselugo	195	59	53	24	331	162	26	20	–	208	104	1	3	–	108
Kanuma	85	29	49	8	171	77	31	44	8	160	32	7	20	3	62
	4,701	623	1,529	911	7,764	4,324	431	1,428	870	7,053	1,882	197	667	364	3,110
Other:
Nexium	115	578	53	199	945	120	568	46	551	1,285	128	705	62	431	1,326
Others	18	153	52	8	231	24	220	77	19	340	43	212	109	14	378
	133	731	105	207	1,176	144	788	123	570	1,625	171	917	171	445	1,704
Product Sales	17,961	11,751	9,029	5,048	43,789	17,254	11,634	8,264	5,846	42,998	12,000	12,161	7,604	4,776	36,541

Rebates and chargebacks in the US

The major market where estimates are seen as significant is the US. When invoicing Product Sales in the US, we estimate the rebates and chargebacks we expect to pay and we consider there to be a significant estimate associated with the rebates for Managed Care, Medicaid and Medicare Part D. The total adjustment in respect of prior year net US Product Sales revenue in 2023 was 1.0% (2022: 1.3%; 2021: 1.5%); this represents the difference between our prior year estimates for rebates and chargebacks against actual amounts paid for the US business. The most significant of these relate to the Medicaid and state programmes with an adjustment in respect of prior year net US Product Sales revenue in 2023 of 0.3% (2022: 0.5%; 2021: 0.4%) and Managed Care and Medicare of 0.5% (2022: 0.8%; 2021: 0.7%).

The adjustment in respect of the prior year net US Product Sales revenue, excluding the Rare Disease therapy area in 2023, was 1.4% (2022: 1.6%; 2021: 1.8%), with Medicaid and state programmes of 0.4% (2022: 0.6%; 2021: 0.5%) and Managed Care and Medicare of 0.7% (2022: 1.1%; 2021: 0.8%).

These values demonstrate the level of sensitivity; further meaningful sensitivity is not able to be provided due to the large volume of variables that contribute to the overall rebates, chargebacks, returns and other revenue accruals. These variables include assumptions in respect of aggregate future sales levels, segment mix and customers' contractual performance, and in addition for Managed Care, US Medicaid and Medicare Part D, the channel inventory levels, and assumptions related to lag time. These assumptions are built up on a product-by-product and customer-by-customer basis, taking into account specific contract provisions coupled with expected performance, and are then aggregated into a weighted average rebate accrual rate for each of our products. Accrual rates are reviewed and adjusted on an as-needed basis. There may be further adjustments when actual rebates are invoiced based on utilisation information submitted to AstraZeneca (in the case of contractual rebates) and claims/invoices are received (in the case of regulatory rebates and chargebacks).

Alliance Revenue

	2023	2022	2021
	$m	$m	$m
Enhertu	1,022	523	197
Tezspire	259	79	–
Beyfortus	57	–	–
Vaxzevria: royalties	–	76	64
Other royalty income	81	68	70
Other Alliance Revenue	9	9	57
	1,428	755	388

Collaboration Revenue

	2023	2022	2021
	$m	$m	$m
Lynparza: regulatory milestones	245	355	–
Lynparza: sales milestones	–	–	400
COVID-19 mAbs: licence fees	180	–	–
Farxiga: sales milestones	29	–	–
tralokinumab: sales milestones	20	110	–
Beyfortus: regulatory milestones	71	25	–
Beyfortus: sales milestones	27	–	–
Nexium: sale of rights	–	62	75
Other Collaboration Revenue	22	46	13
	594	598	488